Statement of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year	$ (171)	$ 80	$ (70)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	123	180	(371)
Share of associates and joint ventures’ other comprehensive income	0	0	1
Net gain (loss) on available-for-sale financial assets	20	13	(14)
Deferred taxation thereon	8	(2)	1
Other comprehensive income that will be reclassified to profit or loss	25	9	(7)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) recognised	8	(2)	17
Deferred taxation thereon	(2)	0	(3)
Other comprehensive income that will not be reclassified to profit or loss	6	(2)	14
Other comprehensive income (loss) for the year, net of tax	154	187	(363)
Total comprehensive income (loss) for the year, net of tax	(17)	267	(433)
Total comprehensive income (loss) for the year, net of tax allocated to equity shareholders	(37)	250	(448)
Non-controlling interests
Attributable to non-controlling interests	20	17	15
Release on impairment of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets	3	0	9
Release on disposal of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets	(6)	(2)	(3)
Continuing operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the year, net of tax allocated to equity shareholders	(37)	250	(332)
Discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the year, net of tax allocated to equity shareholders	$ 0	$ 0	$ (116)